Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Consolidated statement of cash flows
Inflow from operating activities	€ 13,600	€ 14,223	€ 14,336
Cash flows from investing activities
Purchase of interests in subsidiaries, net of cash acquired	(9)	(28)	(57)
Purchase of interests in associates and joint ventures	(33)	499	(3)
Purchase of intangible assets	(3,246)	(2,576)	(5,618)
Purchase of property, plant and equipment	(4,917)	(6,285)	(8,265)
Purchase of investments	(3,901)	(2,219)	(106)
Disposal of interests in subsidiaries, net of cash disposed	239	2
Disposal of interests in associates and joint ventures	115	4
Disposal of property, plant and equipment	41	43	164
Disposal of investments	1,250	3,597	1,888
Dividends received from associates and joint ventures	489	433	92
Interest received	378	434	342
Cash flows from discontinued operations	(247)	(2,327)	(2,308)
Outflow from investing activities	(9,841)	(8,423)	(13,871)
Cash flows from financing activities
Issue of ordinary share capital and reissue of treasury shares	20	25	25
Net movement in short-term borrowings	(534)	1,293	(11)
Proceeds from issue of long-term borrowings	4,440	7,326	9,157
Repayment of borrowings	(4,664)	(9,267)	(3,784)
Purchase of treasury shares	(1,766)
Issue of subordinated mandatory convertible bonds			3,480
Equity dividends paid	(3,920)	(3,714)	(4,188)
Dividends paid to non-controlling shareholders in subsidiaries	(310)	(413)	(309)
Other transactions with non-controlling shareholders in subsidiaries	1,097	5	(67)
Other movements in loans with associates and joint ventures	(194)	70	(31)
Interest paid	(991)	(1,264)	(1,324)
Tax on financing activities	(110)
Cash flows from discontinued operations	(302)	(3,157)	1,134
(Outflow)/inflow from financing activities	(7,234)	(9,096)	4,082
Net cash (outflow)/inflow	(3,475)	(3,296)	4,547
Cash and cash equivalents at beginning of the financial year	9,302	12,911	9,492
Exchange loss on cash and cash equivalents	(433)	(313)	(1,128)
Cash and cash equivalents at end of the financial year	€ 5,394	€ 9,302	€ 12,911